BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Finished products	$ 295,729	$ 233,092
Raw materials and work in progress	62,380	70,035
Crop growing costs	29,342	29,016
Agricultural and other operating supplies	42,639	46,449
Inventories, net of allowances	$ 430,090	$ 378,592